CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Convertible notes payable
Net of debt discount, unrelated party	$ 791,418	$ 990,774	$ 125,750
Net of debt discount, noncurrent	$ 200,396	$ 480,899	$ 81,584